Net Income (loss) Per Ordinary Shares	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (loss) Per Ordinary Shares
NOTE 13 - NET INCOME (LOSS) PER ORDINARY SHARE:
The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated. Net income (loss) per ordinary share calculations for all periods presented have been retrospectively adjusted to reflect the Reverse Stock Split, as discussed in Note 1(d).

	Year Ended December 31
	2021(*)	2020	2019

	U.S. dollars in thousands
Basic net loss per Ordinary Share
Numerator:
Net loss from continuing operations	(26,534)	(19,635)	(25,934)
Dividend on Series E Redeemable Preferred	(2,710)	(3,428)	(3,203)
Dividend on Series D Redeemable Preferred	(4,023)	(5,090)	(4,757)
Dividend on Series C Redeemable Preferred	(1,426)	(1,805)	(1,687)
Dividend on Series B-2 Redeemable Preferred	(985)	(1,245)	(1,163)
Dividend on Series B-1 Redeemable Preferred	(394)	(498)	(465)
Dividend on Series A Redeemable Preferred	(1,792)	(2,264)	(2,116)

Numerator for basic and diluted net loss per common share net loss attributable to common stockholders	(37,864)	(33,965)	(39,325)

Denominator:
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share	33,031,205	10,448,218	9,522,608

Basic and dilutive net loss per common share	(1.15)	(3.25)	(4.13)

(*)	Dividend on Redeemable Preferred Shared referred to the period that started on January 1, 2021 and ended on September 29, 2021 (Recapitalization Closing Date, refer to note 1(d)).